Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for cash-generating units [line items]
Addition to goodwill	$ 0	$ 0
Goodwill impairment	68,394	0
Goodwill	118,446	$ 186,840	$ 187,502
Amount by which unit's recoverable amount exceeds its carrying amount	68,394
Impact of 0.5% increase or decrease in after tax discount rate on estimated fair value	3,400
Impact of a 0.25 times increase or decrease in EV/EBITDA exit multiple on estimated fair value	$ 6,500
Sangoma CGU
Disclosure of information for cash-generating units [line items]
Period of cash flow projections	5 years
Goodwill	$ 241,322
Recoverable amount	$ 172,928
Sangoma CGU | Minimum
Disclosure of information for cash-generating units [line items]
Discount rate	14.50%
Pre-tax discount rate	17.60%
Sangoma CGU | Maximum
Disclosure of information for cash-generating units [line items]
Discount rate	16.30%
Pre-tax discount rate	19.80%